E*TRADE TECHNOLOGY INDEX FUND
SEMIANNUAL REPORT

Dear E*TRADE Funds Shareholders,

We're writing to report the results of the E*TRADE Technology Index Fund (the "Fund") for the first half of 2000. We'd also like to take this opportunity to thank all of you for your investment in the Fund.

The Fund's investment objective is to match, before fees and expenses, the total return of the stocks making up the Goldman Sachs Technology (GSTITM Composite) Index (the "Index").* For the first half of 2000, the Fund gained 5.63%, returning 56.02% since inception on August 13, 1999. In comparison, the Index returned 5.60% for the first half of 2000. Since September 1, 1999, the Fund has returned 51.77%, while the Index has returned 51.49%.

The first half of 2000 saw some extraordinary events paired with extreme volatility. The major benchmarks set all-time records. The Federal Reserve raised rates not once but three times. The Nasdaq reached an all-time high on March 10, then dropped 37.32% by May 23 to reach its year low.

Higher-than-expected fourth quarter GDP figures renewed investor concerns about the possibility of increased interest rates. In response, markets tumbled in January, dragged down by the technology sector. However, the Nasdaq roared back in February, gaining over 15% for the month. The Federal Reserve raised interest rates in February and again in March, as strong economic numbers continued to surface.

The second quarter opened with the government's ruling against Microsoft on April 3. The stock tumbled 14.47% on the news, triggering a sell-off among technology stocks. When higher-than-expected economic numbers were released on April 14, the sell-off spread. The Nasdaq Composite Index declined an astounding 25% in one week. On May 16, a much-anticipated 0.50% interest hike by the Federal Reserve, accompanied by a suggestion that future rate increases were likely, spurred additional volatility in the markets and sent stock prices lower. Thanks to positive economic numbers released in June, pointing to a slower economy, the Federal Reserve left rates unchanged. The markets responded by rebounding in June with technology stocks leading the way. The Nasdaq rose 16.64% to end the quarter down 13.23%.

The divergence between growth and value stocks during the last quarter of 1999 continued during the first quarter of 2000. But growth stocks collapsed as the technology sector was pummeled during the last two weeks of March and most of

April, and value stocks came back into favor. By the end of May, value stocks were strongly outperforming growth, with old-economy sectors such as financials and utilities leading the pack. In June, a pause in interest rate increases by the Federal Reserve led to new interest in new economy stocks, and growth resumed its lead.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The Fund's unaudited financial statements for the period ended June 30, 2000 are provided below. We hope you will find them useful for evaluating and monitoring your investment. We'd also like to take this opportunity to remind you that investing in the Fund is a long-term proposition and shareholders should not invest assets that will be needed in the near future. Thank you again for your participation in the E*TRADE Technology Index Fund.

Sincerely,


E*TRADE Funds

* "GSTI TM" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.
** The Fund began operations on August 13, 1999. Index Comparisons began on
   September 1, 1999.

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                                    NUMBER
                                                   OF SHARES     VALUE
                                                   ---------     -----

COMMON STOCK                  (100.1% OF NET ASSETS)
------------

 ADVERTISING                         (0.1%)
    Doubleclick, Inc.                                 2,229 $       84,981
                                                             -------------

 BLANKBOOKS & LOOSELEAF BINDERS      (0.0%)
    Deluxe Corp.                                      1,489         35,085
                                                             -------------

 BUSINESS SERVICES                   (0.2%)
    Engage Technologies, Inc.                         1,923         24,879
    Internet Capital Group, Inc.                      5,224        193,370
                                                             -------------
                                                                   218,249
                                                             -------------
 COMMUNICATIONS SERVICES             (0.4%)
    American Tower Corp.                              2,901        120,935
    At Home Corp.                                     6,906        143,300*
    Crown Castle International Corp.                  2,906        106,069*
                                                             -------------
                                                                   370,304
                                                             -------------
 COMPUTER FACILITIES MANAGEMENT      (0.3%)
    Comverse Technology, Inc.                         3,049        283,557*
                                                             -------------

 COMPUTER INTEGRATED SYSTEMS DESIGN  (1.5%)
    Bea Systems, Inc.                                 4,900        242,244*
    Cognex Corp.                                        835         43,211*
    Computer Sciences Corp.                           3,206        239,448
    Inktomi Corp.                                     2,158        255,183*
    IXL Enterprises, Inc.                             1,288         18,676
    Network Appliance, Inc.                           5,953        479,217*
    Software.Com, Inc.                                  818        106,238
                                                             -------------
                                                                 1,384,217
                                                             -------------
 COMPUTER PERIPHERAL EQUIPMENT      (11.4%)
    Adaptec, Inc.                                     2,037         46,342*
    Cabletron Systems, Inc.                           3,611         91,178*
    Cisco Systems                                   134,474      8,547,503*
    Emulex Corp.                                        705         46,310
    Juniper Networks, Inc.                            6,196        901,905
    Lexmark International Group,
       Inc., Class A                                  2,551        171,555*


   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                                    NUMBER
                                                   OF SHARES     VALUE
                                                   ---------     -----
 COMPUTER PERIPHERAL EQUIPMENT, CONTINUED
    Qlogic Corp.                                      1,462 $       96,583*
    Storage Technology Corp.                          2,023         22,127*
    Symbol Technologies, Inc.                         2,642        142,668
    3-Com Corp.                                       6,847        394,558*
                                                             -------------
                                                                10,460,729
                                                             -------------
 COMPUTERS, PERIPHERALS & SOFTWARE   (0.2%)
    Creative Technology Ltd.                          1,908         45,554
    National Instruments Corp.                          987         43,058*
    Safeguard Scientifics, Inc.                       2,104         67,460*
                                                             -------------
                                                                   156,072
                                                             -------------
 COMPUTER PROGRAMMING SERVICES       (0.5%)
    Amdocs Limited                                    3,479        267,013*
    American Management Systems, Inc.                   806         26,459*
    Ciber, Inc.                                       1,100         14,575*
    Electronics for Imaging, Inc.                     1,101         27,869*
    Entrust Technologies, Inc.                          890         73,648
    Keane, Inc.                                       1,441         31,162
    US Internetworking, Inc.                          1,855         37,912
                                                             -------------
                                                                   478,638
                                                             -------------
 COMPUTER RELATED SERVICES           (0.9%)
    Electronic Data Systems Corp.                     9,412        388,245
    Marchfirst, Inc.                                  1,112         20,294*
    Paychex, Inc.                                     7,407        311,093
    Red Hat, Inc.                                     2,760         74,693
                                                             -------------
                                                                   794,325
                                                             -------------
 COMPUTER STORAGE DEVICES            (3.7%)
    EMC Corp.                                        40,588      3,122,739
    Iomega Corp.                                      5,304         21,216*
    Quantum Corp.                                     3,322         32,182*
    Seagate Technology, Inc.                          4,155        228,525*
                                                             -------------
                                                                 3,404,662
                                                             -------------
 DATA PROCESSING & PREPARATION       (2.4%)
    Acxiom Corp.                                      1,717         46,788*
    Affiliated Computer Services,
       Inc.                                             910         30,087*
    Automatic Data Processing, Inc.                  12,464        667,603
    Bisys Group, Inc.                                   547         33,641*

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                                    NUMBER
                                                   OF SHARES     VALUE
                                                   ---------     -----
DATA PROCESSING & PREPARATION, CONTINUED
    DST Systems, Inc.                                 1,258 $       95,765*
    First Data Corp.                                  8,357        414,715
    Fiserv, Inc.                                      2,444        105,703*
    Infospace.com, Inc.                               3,854        212,934
    SEI Investment Co.                                1,065         42,400
    Sungard Data Systems, Inc.                        2,575         79,824*
    Verio, Inc.                                       1,540         85,446*
    Verisign, Inc.                                    2,045        360,943*
                                                             -------------
                                                                 2,175,849
                                                             -------------
 DEPOSIT BANKING                     (0.2%)
    Concord EFS, Inc.                                 4,113        106,938*
    Nova Corp.                                        1,465         40,928*
                                                             -------------
                                                                   147,866
                                                             -------------
 DIRECT MAIL ADVERTISING SERVICES    (0.2%)
    CMG Information                                   4,919        225,352*
                                                             -------------

 ELECTRONIC COMPONENTS               (0.3%)
    American Power Conversion Corp.                   3,837        156,598*
    Sawtek, Inc.                                        848         48,813
    SCI Systems, Inc.                                 2,883        112,978*
                                                             -------------
                                                                   318,389
                                                             -------------
 ELECTRONIC COMPUTERS               (14.9%)
    Apple Computer, Inc.                              6,420        336,248*
    Ceridian Corp.                                    2,887         69,467
    Compaq Computer Corp.                            33,761        863,016
    Dell Computer Corp.                              51,164      2,523,025*
    Gateway, Inc.                                     6,312        358,206*
    Hewlett Packard Co.                              20,319      2,537,335
    International Business Machines                  35,953      3,939,101
    Rational Software Corp.                           1,735        161,247*
    Silicon Graphics, Inc.                            3,650         13,687*
    Sun Microsystems, Inc.                           31,149      2,832,612*
    Unisys Corp.                                      6,198         90,258
                                                             -------------
                                                                13,724,202
                                                             -------------

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                                    NUMBER
                                                   OF SHARES     VALUE
                                                   ---------     -----

 ELECTRONIC PARTS & EQUIPMENT        (0.2%)
    Arrow Electronics, Inc.                           1,912 $       59,272
    Avnet, Inc.                                         831         49,237
    Checkfree Holdings Corp.                          1,045         53,883*
                                                             -------------
                                                                   162,392
                                                             -------------
 HEALTH SERVICES                     (0.2%)
    Sapient Corp.                                     1,145        122,443*
                                                             -------------

 INFORMATION RETRIEVAL SERVICES      (4.8%)
    Amazon.Com, Inc.                                  6,815        247,470*
    America on Line, Inc.                            44,580      2,351,595
    Commerce One, Inc.                                2,894        131,360
    Earthlink, Inc.                                   2,333         36,016*
    Ebay, Inc.                                        5,152        279,817*
    Psinet, Inc.                                      2,619         65,802*
    Yahoo! Inc.                                      10,498      1,300,440*
                                                             -------------
                                                                 4,412,500
                                                             -------------
 MANIFOLD BUSINESS FORMS             (0.0%)
    Reynolds & Reynolds Co., Class A                  1,558         28,434
                                                             -------------

 MEASURING & CONTROLLING DEVICES     (0.2%)
    Kla-Tencor Corp.                                  3,579        209,595
                                                             -------------

 MOTION PICTURE & VIDEO PRODUCTION   (0.0%)
    C/Net Networks, Inc.                              1,458         35,812
                                                             -------------

 NETWORK EQUIMPENT                   (0.1%)
    Extreme Networks, Inc.                            1,063        112,147
                                                             -------------

 PREPACKAGED SOFTWARE               (17.5%)
    Adobe Systems, Inc.                               2,392        310,960
    Ariba, Inc.                                       3,670        359,832
    Art Technology Group, Inc.                        1,298        131,017
    Autodesk, Inc.                                    1,218         42,249
    Baan Co.                                          4,258         11,177*
    BMC Software, Inc.                                4,848        176,875*
    Broadvision, Inc.                                 4,652        236,380
    Cadence Design System, Inc.                       4,850         98,819*
    Check Point Software Technologies
       Ltd.                                           1,442        305,344*
    Citrix Systems, Inc.                              3,560         67,418*
    Computer Associates International                11,646        596,130
    Compuware Corp.                                   7,142         74,098*
    CSG Systems, Inc.                                 1,047         58,697*

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                                    NUMBER
                                                   OF SHARES     VALUE
                                                   ---------     -----

  PREPACKAGED SOFTWARE, CONTINUED
    Electronic Arts                                   1,258 $       91,755*
    Informix Corp.                                    4,037         30,025*
    Intuit, Inc.                                      3,819        158,010*
    I2 Technologies, Inc.                             3,069        319,991*
    J. D. Edwards & Co.                               2,133         32,128*
    Legato Systems, Inc.                              1,728         26,136*
    Lernout & Hauspie Speech Products ADR             2,360        103,988*
    LHS Group, Inc.                                   1,148         39,606*
    Lycos, Inc.                                       2,024        109,296
    Macromedia, Inc.                                  1,002         96,881
    Mercury Interactive Corp.                         1,534        148,415
    Microsoft Corp.                                  66,219      5,297,520*
    Networks Associates, Inc.                         2,766         56,357*
    Novell, Inc.                                      6,645         61,465*
    Oracle Systems Corp.                             56,787      4,773,657*
    Parametric Technology Corp.                       5,429         59,719*
    Peoplesoft, Inc.                                  5,376         90,048*
    Peregrine Systems, Inc.                           2,015         69,895
    Phone.Com, Inc.                                   1,288         83,881
    Realnetworks, Inc.                                2,955        149,412*
    Siebel Systems, Inc.                              3,768        616,304*
    Symantec Corp.                                    1,159         62,514*
    Synopsys, Inc.                                    1,414         48,871*
    Veritas Software Co.                              7,751        875,984*
    Vignette Corp.                                    3,354        174,460
                                                             -------------
                                                                16,045,314
                                                             -------------
 PRESSED & BLOWN GLASS               (1.4%)
    Corning, Inc.                                     4,877      1,316,180*
                                                             -------------

 PRINTED CIRCUIT BOARDS              (0.7%)
    Jabil Circuit, Inc.                               3,288        163,167*
    Solectron Corp.                                  11,819        494,921
                                                             -------------
                                                                   658,088
                                                             -------------
 PROCESS CONTROL INSTRUMENTS         (0.3%)
    Perkinelmer, Inc.                                   925         61,166
    Teradyne, Inc.                                    3,415        251,003
                                                             -------------
                                                                   312,169
                                                             -------------

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                                    NUMBER
                                                   OF SHARES     VALUE
                                                   ---------     -----
RADIO & TV COMMUNICATIONS           (2.6%)
  Equipment
    Andrew Corp.                                      1,610 $       54,036*
    Harris Corp.                                      1,569         51,385
    Motorola, Inc.                                   42,429      1,233,092
    Qualcomm, Inc.                                   13,162        789,720*
    Scientific Atlanta, Inc.                          3,141        234,005
                                                             -------------
                                                                 2,362,238
                                                             -------------
 RADIOTELEPHONE COMMUNICATIONS       (4.1%)
    Loral Space & Communications                      4,894         33,952*
    Lucent Technologies, Inc.                        62,668      3,713,079
                                                             -------------
                                                                 3,747,031
                                                             -------------
 SECURITY BROKERS & DEALERS          (0.1%)
    E*TRADE Group, Inc.                               5,617         92,681*
                                                             -------------

 SEMICONDUCTORS & RELATED DEVICES   (22.5%)
    Advanced Micro Devices, Inc.                      2,955        228,274
    Altera Corp.                                      3,972        404,896*
    Amkor Technology, Inc.                            2,495         88,105
    Analog Devices, Inc.                              6,957        528,731*
    Applied Micro Circuits Corp.                      2,167        213,991*
    Atmel Corp.                                       4,042        149,049*
    Broadcom Corp.                                    2,084        456,266*
    Conexant Systems, Inc.                            3,925        190,853*
    Cypress Semiconductor Corp.                       2,198         92,866
    Dallas Semiconductor Corp.                        1,180         48,085
    E-Tek Dynamics                                    1,335        352,190*
    Integrated Device Technology, Inc.                1,810        108,374
    Intel Corp.                                      66,639      8,908,801
    JDS Uniphase Corp.                                9,018      1,081,033
    Lattice Semiconductor Corp.                         966         66,775*
    Linear Technology Corp.                           6,165        394,174
    LSI Logic Corp.                                   5,926        320,745*
    Maxim Integrated Products, Inc.                   5,460        370,939*
    Micrel, Inc.                                      1,656         71,933
    Microchip Technology, Inc.                        1,527         88,972*
    Micron Technology, Inc.                          10,144        893,306
    National Semiconductor Corp.                      3,441        195,277*
    PMC-Sierra, Inc.                                  2,708        481,178*
    Rambus, Inc.                                      1,890        194,670*
    RF Micro Devices, Inc.                            1,576        138,097*
    SDL, Inc.                                         1,411        402,400
    SGS-Thomson Microelectronics N.V.                18,713      1,201,141

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                                    NUMBER
                                                   OF SHARES     VALUE
                                                   ---------     -----
SEMICONDUCTORS & RELATED DEVICES, CONTINUED
    Texas Instruments, Inc.                          31,608 $    2,171,074
    Vitesse Semiconductor, Inc.                       3,138        230,839*
    Xilinx, Inc.                                      6,355        524,685*
                                                             -------------
                                                                20,597,719
                                                             -------------
 SPECIAL INDUSTRY MACHINERY          (2.1%)
    Applied Materials, Inc.                          15,089      1,367,441*
    ASM Lithography Holding                           8,339        367,957*
    LAM Research Corp.                                2,363         88,613*
    Novellus System, Inc.                             2,344        132,582*
                                                             -------------
                                                                 1,956,593
                                                             -------------
 STATE COMMERCIAL BANKS              (0.0%)
    S1 Corp.                                            931         21,704
                                                             -------------

 TELEPHONE & TELEGRAPH APPARATUS     (5.8%)
    ADC Telecommunications, Inc.                      6,030        505,766*
    Advanced Fibre Communication                      1,554         70,416*
    Ciena Corp.                                       2,756        459,391*
    Nortel Networks Corp. ADR                        55,544      3,790,877
    Tellabs, Inc.                                     8,016        548,595*
                                                             -------------
                                                                 5,375,045
                                                             -------------
 TELEPHONE COMMUNICATIONS            (0.3%)
    Exodus Communications, Inc.                       6,810        313,686*
                                                             -------------

 VOCATIONAL SCHOOLS                  (0.0%)
    Perot Systems Corp.                               1,815         19,965*
                                                             -------------


       TOTAL COMMON STOCK (Cost: $82,937,068)                   92,164,213
                                                             -------------


 SHORT-TERM INVESTMENTS              (0.0%)


   Samson Street Money Market Fund                    6,220          6,220
                                                             -------------


       TOTAL SHORT-TERM INVESTMENTS (Cost: $6,220)                   6,220
                                                             -------------

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                                    NUMBER
                                                   OF SHARES     VALUE
                                                   ---------     -----

TOTAL INVESTMENTS (Cost: $82,943,288) (100.1%)                  92,170,433
LIABILITIES IN EXCESS OF               (-0.1%)
  OTHER ASSETS                                                     (98,205)
                                                             -------------
NET ASSETS                            (100.0%)              $   92,072,228
                                                             =============


*    Non-Income producing security.
ADR  American Depository Receipt.


   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)


ASSETS
Investments at-value (cost: $82,943,288) (Note 1) .............  $92,170,433
Dividends receivable ..........................................        7,635
Interest receivable ...........................................        1,728
Receivable for fund shares sold ...............................       63,716
                                                                 -----------
         TOTAL ASSETS .........................................   92,243,512
                                                                 -----------
LIABILITIES
Accrued administration fee (Note 2) ...........................       44,673
Accrued advisory fee (Note 2) .................................       18,613
Payable for fund shares redeemed ..............................      107,998
                                                                 -----------
         TOTAL LIABILITIES ....................................      171,284
                                                                 -----------
TOTAL NET ASSETS ..............................................  $92,072,228
                                                                 ===========
NET ASSETS CONSIST OF:
Paid-in capital ...............................................   81,270,361
Net investment loss ...........................................     (248,789)
Net realized gain on investments ..............................    1,823,511
Net unrealized appreciation of investments ....................    9,227,145
                                                                 -----------
TOTAL NET ASSETS ..............................................  $92,072,228
                                                                 ===========

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01) .....    6,134,156
                                                                 ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE .............................................  $     15.01
                                                                 ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends .....................................................   $   35,243
Interest ......................................................       31,130
                                                                  ----------
        TOTAL INVESTMENT INCOME ...............................       66,373
                                                                  ----------

EXPENSES (NOTE 2):
Advisory fee ..................................................       92,699
Administration fee ............................................      222,479
Trustee fees ..................................................        1,817
                                                                  ----------
        TOTAL EXPENSES BEFORE WAIVER OF TRUSTEE FEES ..........      316,995

Waived Trustees fees (Note 2) .................................       (1,817)
                                                                  ----------
        NET EXPENSES ..........................................      315,178
                                                                  ----------

NET INVESTMENT LOSS ...........................................     (248,805)
                                                                  ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on sale of investments ......................    2,174,880
Change in unrealized appreciation of investments ..............     (240,254)
                                                                  ----------
        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .......    1,934,626
                                                                  ----------

NET INCREASE IN NET ASSETS RESULTING FROM
        OPERATIONS ............................................   $1,685,821
                                                                  ==========

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                          Period from
                                                                        August 13, 1999
                                                                         (commencement
                                                          Six months     of operations)
                                                             ended           through
                                                         June 30, 2000  December 31, 1999
                                                         -------------  -----------------
                                                          (Unaudited)
INCREASE IN NET ASSETS
Operations:
Net investment loss ...................................  $   (248,805)    $    (45,718)
Net realized gain on sale of investments ..............     2,174,880        1,489,252
Change in unrealized appreciation of investments ......      (240,254)       9,467,399
                                                         ------------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..     1,685,821       10,910,933
                                                         ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gain on
   sale of investments ................................            --       (1,794,887)
                                                         ------------     ------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares ......................    67,328,736       50,572,484
Value of shares issued in reinvestment ................     1,711,270               --
Cost of shares redeemed (net redemption fees of $198,531
   and $147,007 respectively) .........................   (23,624,436)     (14,717,693)
                                                         ------------     ------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES
   OF COMMON STOCK ....................................    45,415,570       35,854,791
                                                         ------------     ------------
NET INCREASE IN NET ASSETS ............................    47,101,391       44,970,837

NET ASSETS:
Beginning of period ...................................    44,970,837               --
                                                         ------------     ------------
END OF PERIOD .........................................  $ 92,072,228     $ 44,970,837
                                                         ============     ============

SHARE TRANSACTIONS:
Number of shares sold .................................     4,486,352        4,411,921
Number of shares reinvested ...........................       116,890               --
Number of shares redeemed .............................    (1,634,324)      (1,246,683)
                                                         ------------     ------------
NET INCREASE IN SHARES OUTSTANDING ....................     2,968,918        3,165,238
                                                         ============     ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                          Period from
                                                                        August 13, 1999
                                                                         (commencement
                                                          Six months     of operations)
                                                             ended           through
                                                         June 30, 2000  December 31, 1999
                                                         -------------  -----------------
                                                          (Unaudited)
FOR A SHARE OUTSTANDING FOR THE PERIOD
NET ASSET VALUE, BEGINNING OF PERIOD ...................   $ 14.21         $ 10.00
                                                           -------         -------
INCOME FROM INVESTMENT OPERATIONS:
         Net investment loss ...........................     (0.04)          (0.01)
         Net realized and unrealized gain on investments      0.81            4.75
                                                           -------         -------
         TOTAL INCOME FROM INVESTMENT OPERATIONS .......      0.77            4.74
                                                           -------         -------

DISTRIBUTIONS TO SHAREHOLDERS:
                                                           -------         -------
         Distributions from net realized gains .........        --           (0.58)
                                                           -------         -------
         TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........        --           (0.58)
                                                           -------         -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL................      0.03            0.05
                                                           -------         -------
NET ASSET VALUE, END OF PERIOD .........................   $ 15.01         $ 14.21
                                                           =======         =======
TOTAL RETURN ...........................................      5.63%(3)       47.71%(1)

RATIOS / SUPPLEMENTAL DATA:
         Net assets, end of period (000s omitted) ......   $92,072         $44,971
         Ratio of expenses to average net assets  ......      0.85%(2)(4)     0.85%(2)(4)
         Ratio of net investment loss to average
           net assets...................................     (0.67%)(2)      (0.49%)(2)
         Portfolio turnover rate........................     10.02%          35.77%(1)

----------
(1) For the period August 13, 1999 (commencement of operations) to December 31, 1999 and not indicative of a full year's operating results.
(2)  Annualized.
(3)  Total returns for period of less than one year are not annualized.
(4) The Investment Adviser has voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period January 1, 2000 through May 9, 2000. Even though such action had been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.85% for the period from August 13, 1999 (commencement of operations) through December 31, 1999 and for the six months ended June 30, 2000.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

1.    SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Technology Index Fund (the "Fund") is a non-diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2000, the Trust offered eight series: the S&P 500 Index Fund, the Bond Index Fund, the Extended Market Index Fund, the International Index Fund, the E-Commerce Index Fund, the Technology Index Fund, the Global Titans Index Fund and the Premier Money Market Fund. These financial statements contain the E*TRADE Technology Index Fund.

The Fund's investment objective is to match, before fees and expenses, the total return of the stocks making up the Goldman Sachs Technology (GSTI(TM) Composite) Index*. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the stocks that comprise the GSTI(TM) Composite Index.

* "GSTI(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies which are consistently followed by the Funds in the preparation of their financial statements, and which are in conformity with generally accepted accounting principles. The preparation of the financial statements in conformity with accounting principles accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

Investments are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded.
Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Short-term debt securities are valued at amortized cost which approximates market value. Restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the supervision and responsibility of the Fund's Board of Trustees.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, each fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2000.

REDEMPTION FEES

Shares redeemed after September 30, 2000 and held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. For shares held in the Fund that are redeemed before October 1, 2000 and within six months from the date of purchase, the redemption fee is 1.00%. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

2.    AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its services as investment advisor, the Investment Advisor is paid by the Fund a fee at an annual rate of 0.25% average daily net assets.

Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Fund's investment sub-advisor. For its services, BGFA is paid by the Investment Advisor a fee calculated at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million, 0.15% of average daily net assets on amounts between $200 million and $500 million, and 0.12% of average daily net assets above $500 million. BGFA, is a direct subsidiary of Barclays Global Investors, N.A. which, in turn, is an indirect subsidiary of Barclays Bank PLC.

The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and report to the Board of Trustees concerning its activities pursuant to the Administration Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.60% of the average daily net assets for its services as administrator of the Fund.

PFPC Inc. ("PFPC") serves as the Fund's sub-administrator. PFPC also serves as the Fund's transfer agent and dividend disbursing agent. PFPC Trust Company serves as the Fund's custodian.

E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Funds. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.

Subject to a limitation of 0.0049% of the Fund's average daily net assets, the Fund records Trustee fees and expenses and certain other direct expenses of the Fund. The Investment Advisor voluntarily agreed to reimburse such expenses for the period January 1, 2000 through June 30, 2000. Effective May 9, 2000, the trustee fees and expenses are no longer a direct expense of the Fund, but rather those expenses are paid by the Investment Advisor pursuant to the Administrative Agreement.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

3.    PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The Investment Advisor monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent. The Fund did not have any securities lending activity during the period ending June 30, 2000.

4.    FUTURES CONTRACTS

The Fund may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The Fund did not enter into any futures contracts during the period ending June 30, 2000.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

5.    REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's Statement of Additional Information requires that the cash investments be fully collateralized based on values that are marked to market daily. The Fund's Custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's Investment Advisor monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price. There were no repurchase agreements entered into by the Fund as of June 30, 2000.


6.    INVESTMENT PORTFOLIO TRANSACTIONS

Purchases  and  sales  of  investments,   exclusive  of  short-term  securities,
aggregated $51,159,939 and $7,354,797, respectively for period ended June 30, 2000.


7.    UNREALIZED APPRECIATION/DEPRECIATION - TAX BASIS

At June 30, 2000, net unrealized appreciation on investments for federal income tax purposes was as follows:


                  Unrealized        Unrealized     Net Unrealized
                  Appreciation     Depreciation     Appreciation
                  ------------     ------------     ------------
                  $16,908,485      $(7,681,340)      $9,227,145


At June 30, 2000, the cost basis of the investments for federal income tax purposes was $82,943,288.

At December 31, 1999 the Fund had available a capital loss carryforward of $351,369 that may be used to offset future net capital gains through 2007.